Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price	$ 31.29	$ 30.45	$ 31.94	$ 37.23	$ 19.99
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price	47.52	34.78	35.54	45.90	36.00
Performance Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price					36.00
Performance Stock Units [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price	31.29	30.45	31.94	37.23
Performance Multiplier	0.48	0.49	0.49	1.00	1.00
Performance Stock Units [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price	47.52	34.78	35.54	44.28
Performance Multiplier	$ 2.00	1.99	1.99	1.81	1.81
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price		$ 31.20
Expected Life		4 years 4 months 24 days
Risk-Free Rate		3.52%
Volatility		34.84%
Dividend Yield		3.60%
Stock Options [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price			$ 31.94	$ 37.23	$ 20.54
Expected Life			4 years 4 months 24 days	4 years 4 months 24 days	4 years 4 months 24 days
Risk-Free Rate			1.33%	0.80%	0.33%
Volatility			30.91%	30.78%	29.81%
Dividend Yield			2.60%	2.20%	2.40%
Stock Options [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price			$ 37.23	$ 44.28	$ 36.00
Expected Life			5 years 9 months 18 days	6 years 4 months 24 days	6 years 9 months 18 days
Risk-Free Rate			4.01%	1.33%	0.62%
Volatility			34.49%	33.20%	32.07%
Dividend Yield			3.40%	2.60%	4.30%